Reserves - Summary of Reserves (Parenthetical) (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves with in equity [line items]
Percentage of net profit the Company is required to transfer to statutory surplus reserve		10.00%
Percentage of registered capital when the appropriation to statutory surplus reserve may cease		50.00%
Minimum percentage of statutory reserves to registered capital, after bonus share issuance, that must be maintained		25.00%
Statutory surplus reserve	¥ 28,218	¥ 28,218	¥ 26,532
Discretionary surplus reserve	46,079	46,079	46,079
Amount of retained earnings available for distribution	120,270	120,270	112,631
Final dividend for financial year 2017 proposed after the end of the reporting period, total	¥ 7,518
Statutory reserves [member]
Disclosure of reserves with in equity [line items]
Appropriations		¥ 1,686	¥ 1,638